Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	66 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000006127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155915
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000006130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000216311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IR
C000006129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
C000126925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000006127
Average Annual Return [Line Items]
Average Annual Return, Percent	46.33%	11.70%			14.80%
Without Sales Load [Member] | C000155915
Average Annual Return [Line Items]
Average Annual Return, Percent	45.33%	10.88%		13.94%
Without Sales Load [Member] | C000006130
Average Annual Return [Line Items]
Average Annual Return, Percent	46.71%	11.99%			15.13%
Without Sales Load [Member] | C000216311
Average Annual Return [Line Items]
Average Annual Return, Percent	46.84%	12.10%	9.94%
Without Sales Load [Member] | C000006129
Average Annual Return [Line Items]
Average Annual Return, Percent	45.63%	11.18%			14.25%
Without Sales Load [Member] | C000126925
Average Annual Return [Line Items]
Average Annual Return, Percent	46.79%	12.09%			15.19%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%			12.55%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%		12.74%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%			12.55%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	14.16%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%			12.55%
Morgan Stanley Index: Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%			12.55%
Morgan Stanley Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%			16.22%
Morgan Stanley Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%		16.31%
Morgan Stanley Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%			16.22%
Morgan Stanley Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%	18.31%
Morgan Stanley Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%			16.22%
Morgan Stanley Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%			16.22%